Schedule of Investments
(unaudited)
July 31, 2023
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AVICOPTER plc, Class A ............. 18,588 $ 105,873
Guizhou Aviation Technical Development Co.
Ltd., Class A .................... 4,758 36,980
Kuang-Chi Technologies Co. Ltd., Class A .. 21,920 46,049
188,902
Automobile Components — 2.0%
Huayu Automotive Systems Co. Ltd., Class A 150,200 415,286
Automobiles — 3.7%
BYD Co. Ltd., Class A ................ 20,000 763,407
SAIC Motor Corp. Ltd., Class A ......... 6,500 14,109
777,516
Banks — 6.0%
China Merchants Bank Co. Ltd., Class A ... 127,659 637,073
Industrial Bank Co. Ltd., Class A ......... 44,600 104,109
Ping An Bank Co. Ltd., Class A .......... 295,600 510,486
1,251,668
Beverages — 9.8%
Anhui Gujing Distillery Co. Ltd., Class A .... 296 11,273
Beijing Yanjing Brewery Co. Ltd., Class A ... 135,200 213,957
Jiangsu King's Luck Brewery JSC Ltd., Class A 21,357 182,976
Kweichow Moutai Co. Ltd., Class A ....... 1,279 337,559
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ....................... 14,341 480,129
Tsingtao Brewery Co. Ltd., Class A ....... 1,098 15,183
Wuliangye Yibin Co. Ltd., Class A ........ 31,700 805,152
2,046,229
Biotechnology — 1.0%
Anhui Anke Biotechnology Group Co. Ltd.,
Class A ....................... 44,126 64,302
BeiGene Ltd., Class A
(a)
.............. 658 12,056
Bloomage Biotechnology Corp. Ltd., Class A 3,899 53,265
Imeik Technology Development Co. Ltd., Class
A ........................... 400 26,676
Walvax Biotechnology Co. Ltd., Class A .... 7,200 27,370
Zhejiang Orient Gene Biotech Co. Ltd., Class A 3,166 17,768
201,437
Building Products — 0.1%
Jiangshan Oupai Door Industry Co. Ltd., Class
A ........................... 1,950 11,482
Capital Markets — 3.4%
CITIC Securities Co. Ltd., Class A ........ 58,205 196,704
Huatai Securities Co. Ltd., Class A ....... 10,800 25,676
Industrial Securities Co. Ltd., Class A ..... 23,900 23,359
Orient Securities Co. Ltd., Class A ....... 9,400 14,245
SDIC Capital Co. Ltd., Class A .......... 128,228 141,574
SooChow Securities Co. Ltd., Class A ..... 238,600 303,027
704,585
Chemicals — 3.6%
Anhui Guangxin Agrochemical Co. Ltd., Class A 8,933 24,182
Anhui Jinhe Industrial Co. Ltd., Class A .... 11,200 37,819
LB Group Co. Ltd., Class A ............ 57,800 153,881
Lianhe Chemical Technology Co. Ltd., Class A 82,300 118,480
Sinoma Science & Technology Co. Ltd., Class A 44,485 144,122
Skshu Paint Co. Ltd., Class A
(a)
......... 1,120 12,856
Transfar Zhilian Co. Ltd., Class A ........ 4,000 3,152
Valiant Co. Ltd., Class A .............. 8,500 21,824
Wanhua Chemical Group Co. Ltd., Class A .. 2,600 35,639
Xinfengming Group Co. Ltd., Class A
(a)
.... 6,900 11,839
Yunnan Yuntianhua Co. Ltd., Class A ..... 20,000 51,742
Security
Shares
Shares Value
Chemicals (continued)
Zangge Mining Co. Ltd., Class A ......... 20,313 $ 68,478
Zhejiang Wansheng Co. Ltd., Class A ..... 46,000 72,947
756,961
Communications Equipment — 1.9%
Shenzhen Sunway Communication Co. Ltd.,
Class A ....................... 18,834 49,596
ZTE Corp., Class A ................. 63,826 350,105
399,701
Construction & Engineering — 3.3%
China State Construction Engineering Corp.
Ltd., Class A .................... 757,500 648,787
Metallurgical Corp. of China Ltd., Class A ... 90,700 53,230
702,017
Electrical Equipment — 7.2%
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 30,429 1,014,412
Goldwind Science & Technology Co. Ltd., Class
A ........................... 105,204 164,992
Jiangsu Linyang Energy Co. Ltd., Class A .. 3,700 4,065
Kehua Data Co. Ltd., Class A ........... 43,572 214,746
Solareast Holdings Co. Ltd., Class A
(a)
..... 12,100 10,462
Sunwoda Electronic Co. Ltd., Class A ..... 40,962 94,391
1,503,068
Electronic Equipment, Instruments & Components — 8.3%
Avary Holding Shenzhen Co. Ltd., Class A .. 82,800 284,059
BOE Technology Group Co. Ltd., Class A ... 1,113,900 659,948
GoerTek, Inc., Class A ............... 12,400 31,088
Hengdian Group DMEGC Magnetics Co. Ltd.,
Class A ....................... 12,273 29,939
Hexing Electrical Co. Ltd., Class A ....... 700 2,486
Lens Technology Co. Ltd., Class A ....... 230,000 398,228
Suzhou Dongshan Precision Manufacturing Co.
Ltd., Class A .................... 92,400 290,540
Zhejiang Crystal-Optech Co. Ltd., Class A .. 30,600 49,266
1,745,554
Energy Equipment & Services — 0.3%
Offshore Oil Engineering Co. Ltd., Class A .. 82,900 72,730
Food Products — 3.7%
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A ....................... 727 4,721
Heilongjiang Agriculture Co. Ltd., Class A ... 29,500 60,644
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A ....................... 31,100 124,910
Muyuan Foods Co. Ltd., Class A ......... 6,465 40,209
Qianhe Condiment & Food Co. Ltd., Class A . 134,600 366,079
Sichuan Teway Food Group Co. Ltd., Class A 69,933 151,668
Wens Foodstuffs Group Co. Ltd., Class A ... 6,440 17,140
765,371
Gas Utilities — 0.0%
Shenzhen Gas Corp. Ltd., Class A ....... 5,800 5,921
Health Care Equipment & Supplies — 4.0%
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A ................. 38,300 181,120
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 13,797 572,524
Sinocare, Inc., Class A ............... 20,900 71,562
Well Lead Medical Co. Ltd., Class A ...... 6,000 12,391
837,597

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services — 0.8%
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ....................... 59,700 $ 168,075
Household Durables — 5.8%
Gree Electric Appliances, Inc. of Zhuhai, Class
A ........................... 127,015 689,686
Haier Smart Home Co. Ltd., Class A ...... 28,800 99,738
Midea Group Co. Ltd., Class A .......... 50,604 420,579
1,210,003
Independent Power and Renewable Electricity Producers — 0.2%
Fujian Funeng Co. Ltd., Class A ......... 37,180 43,413
Insurance — 4.8%
China Pacific Insurance Group Co. Ltd., Class
A ........................... 1,300 5,456
Ping An Insurance Group Co. of China Ltd.,
Class A ....................... 134,971 997,180
1,002,636
IT Services — 0.1%
DHC Software Co. Ltd., Class A ......... 12,600 11,992
PCI Technology Group Co. Ltd., Class A
(a)
.. 17,700 14,279
26,271
Leisure Products — 0.1%
Zhejiang Cfmoto Power Co. Ltd., Class A ... 1,400 29,321
Machinery — 6.8%
CRRC Corp. Ltd., Class A ............. 190,590 179,096
First Tractor Co. Ltd., Class A ........... 13,800 22,949
Sinotruk Jinan Truck Co. Ltd., Class A ..... 35,800 89,560
Suzhou Secote Precision Electronic Co. Ltd.,
Class A ....................... 4,200 19,722
Tian Di Science & Technology Co. Ltd., Class A 180,500 144,367
Weichai Power Co. Ltd., Class A ......... 47,300 87,429
Yutong Bus Co. Ltd., Class A ........... 276,575 537,980
Zhengzhou Coal Mining Machinery Group Co.
Ltd., Class A .................... 149,000 259,172
Zoomlion Heavy Industry Science & Technology
Co. Ltd., Class A ................. 89,881 86,702
1,426,977
Media — 0.4%
Chinese Universe Publishing and Media Group
Co. Ltd., Class A ................. 10,400 18,421
Focus Media Information Technology Co. Ltd.,
Class A ....................... 56,900 59,393
77,814
Metals & Mining — 4.5%
Baoshan Iron & Steel Co. Ltd., Class A .... 177,100 159,245
Huaibei Mining Holdings Co. Ltd., Class A .. 165,000 285,621
Hunan Valin Steel Co. Ltd., Class A ....... 202,500 170,159
Maanshan Iron & Steel Co. Ltd., Class A ... 108,200 43,618
Ningbo Boway Alloy Material Co. Ltd., Class A 6,800 14,277
Yunnan Copper Co. Ltd., Class A ........ 163,700 277,675
950,595
Oil, Gas & Consumable Fuels — 0.6%
PetroChina Co. Ltd., Class A ........... 116,600 129,489
Passenger Airlines — 0.6%
(a)
Air China Ltd., Class A ............... 8,000 10,480
China Eastern Airlines Corp. Ltd., Class A .. 28,800 19,731
China Southern Airlines Co. Ltd., Class A ... 21,700 21,265
Juneyao Airlines Co. Ltd., Class A ........ 27,600 70,386
121,862
Security
Shares
Shares Value
Personal Care Products — 0.0%
Proya Cosmetics Co. Ltd., Class A ....... 20 $ 316
Pharmaceuticals — 4.1%
Dong-E-E-Jiao Co. Ltd., Class A ......... 31,600 216,489
Henan Lingrui Pharmaceutical Co., Class A . 1,600 3,412
Hubei Jumpcan Pharmaceutical Co. Ltd., Class
A ........................... 16,475 60,736
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 145,997 257,058
Sichuan Kelun Pharmaceutical Co. Ltd., Class
A ........................... 81,568 315,434
853,129
Professional Services — 0.1%
Centre Testing International Group Co. Ltd.,
Class A ....................... 7,997 22,506
Real Estate Management & Development — 1.7%
China Vanke Co. Ltd., Class A .......... 166,100 354,995
Semiconductors & Semiconductor Equipment — 6.0%
LONGi Green Energy Technology Co. Ltd.,
Class A ....................... 48,366 202,652
Shenzhen SC New Energy Technology Corp.,
Class A ....................... 17,974 235,988
Tongwei Co. Ltd., Class A ............. 55,673 271,557
Trina Solar Co. Ltd., Class A ........... 35,230 185,925
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A .................... 42,890 371,143
1,267,265
Software — 1.2%
Arcsoft Corp. Ltd., Class A ............. 2,426 13,024
Beijing Deep Glint Technology Co. Ltd., Class
A
(a)
.......................... 5,325 16,457
Beijing Kingsoft Office Software, Inc., Class A 737 41,938
Glodon Co. Ltd., Class A .............. 7,280 32,952
Sangfor Technologies, Inc., Class A
(a)
..... 5,427 85,882
Yonyou Network Technology Co. Ltd., Class A 19,600 51,818
242,071
Specialty Retail — 0.1%
Shanghai Yuyuan Tourist Mart Group Co. Ltd. 11,900 12,662
Water Utilities — 0.2%
Chengdu Xingrong Environment Co. Ltd., Class
A ........................... 33,800 26,731
Luenmei Quantum Co. Ltd., Class A ...... 15,700 14,827
41,558
Wireless Telecommunication Services — 1.4%
China United Network Communications Ltd.,
Class A ....................... 408,779 295,763
Total Long-Term Investments — 98.7%
(Cost: $19,579,012) .............................. 20,662,746

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.16%
(b)(c)
................. 329,764 $ 329,764
Total Short-Term Securities — 1.6%
(Cost: $329,764) ................................ 329,764
Total Investments — 100.3%
(Cost: $19,908,776 ) .............................. 20,992,510
Liabilities in Excess of Other Assets — (0.3)% ............ (52,966)
Net Assets — 100.0% ..............................
$ 20,939,544
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 329,764
(a)
$ — $ — $ — $ 329,764 329,764 $ 8,810 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock China A Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 22 08/30/23 $ 294 $ 18,336
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ — $ 188,902 $ — $ 188,902
Automobile Components .................................. — 415,286 — 415,286
Automobiles .......................................... — 777,516 — 777,516
Banks ............................................... — 1,251,668 — 1,251,668
Beverages ........................................... — 2,046,229 — 2,046,229
Biotechnology ......................................... — 201,437 — 201,437
Building Products ....................................... — 11,482 — 11,482
Capital Markets ........................................ — 704,585 — 704,585
Chemicals ............................................ — 756,961 — 756,961
Communications Equipment ................................ — 399,701 — 399,701
Construction & Engineering ................................ — 702,017 — 702,017
Electrical Equipment ..................................... 10,462 1,492,606 — 1,503,068
Electronic Equipment, Instruments & Components ................. 2,486 1,743,068 — 1,745,554
Energy Equipment & Services .............................. — 72,730 — 72,730
Food Products ......................................... — 765,371 — 765,371
Gas Utilities ........................................... — 5,921 — 5,921
Health Care Equipment & Supplies ........................... — 837,597 — 837,597
Health Care Providers & Services ............................ — 168,075 — 168,075
Household Durables ..................................... — 1,210,003 — 1,210,003
Independent Power and Renewable Electricity Producers ............ — 43,413 — 43,413
Insurance ............................................ — 1,002,636 — 1,002,636
IT Services ........................................... — 26,271 — 26,271
Leisure Products ....................................... — 29,321 — 29,321

Schedule of Investments
(unaudited) (continued)
July 31, 2023
BlackRock China A Opportunities Fund

Level 1 Level 2 Level 3 Total
Machinery ............................................ $ — $ 1,426,977 $ — $ 1,426,977
Media ............................................... 18,421 59,393 — 77,814
Metals & Mining ........................................ — 950,595 — 950,595
Oil, Gas & Consumable Fuels ............................... — 129,489 — 129,489
Passenger Airlines ...................................... — 121,862 — 121,862
Personal Care Products .................................. — 316 — 316
Pharmaceuticals ....................................... 60,736 792,393 — 853,129
Professional Services .................................... — 22,506 — 22,506
Real Estate Management & Development ....................... — 354,995 — 354,995
Semiconductors & Semiconductor Equipment .................... — 1,267,265 — 1,267,265
Software ............................................. 16,457 225,614 — 242,071
Specialty Retail ........................................ — 12,662 — 12,662
Water Utilities ......................................... 14,827 26,731 — 41,558
Wireless Telecommunication Services ......................... — 295,763 — 295,763
Short-Term Securities
Money Market Funds ...................................... 329,764 — — 329,764
$ 453,153 $ 20,539,357 $ — $ 20,992,510
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 18,336 $ — $ 18,336
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)